Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of income tax (benefit)/expense

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Current tax
HK (note (a))	301	310	457
PRC (note (b) and (c))	2,580	15,909	872
U.S. and others (note (d))	399	417	219
Total current tax	3,280	16,636	1,548
Deferred income tax (benefit)/expense	(3,563)	(4,718)	3,281
Income tax (benefit)/ expense	(283)	11,918	4,829

Notes:

(a)	The Company, three subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. Under the Hong Kong two-tiered profits tax rates regime, the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. HUTCHMED Limited and its wholly-owned subsidiary HUTCHMED (Suzhou) Limited qualify as a HNTE up to December 31, 2022 and 2023 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2022, 2021 and 2020, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the equity investees operating in the PRC will be distributed as dividends.

Pursuant to PRC Bulletin on Issues of Enterprise Income Tax and Indirect Transfers of Assets by Non-PRC Resident Enterprises, an indirect transfer of a PRC resident enterprise by a non-PRC resident enterprise, via the transfer of an offshore intermediate holding company, shall be subject to PRC withholding tax under certain conditions.

(c)

Current tax in the PRC for the year ended December 31, 2021 includes US$ 14.4 million arising from the indirect disposal of HBYS (Note 22), calculated at 10% of the excess of the disposal proceeds over the cost of acquiring the equity investment in HBYS.

(d)

The Company’s subsidiary in the U.S. with operations primarily in New Jersey is subject to U.S. taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 0% to 11.5% (state tax) on the estimated assessable profit over the reporting years. Certain income receivable by the Company is subject to U.S. withholding tax of 30%. Two of the Group’s subsidiaries are subject to corporate tax in the UK and EU countries at 19% and 15% to 25%, respectively, on the estimated assessable profits in relation to their presence in these countries.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(410,422)	(215,740)	(189,734)
Tax calculated at the statutory tax rate of the Company	(67,720)	(35,597)	(31,306)
Tax effects of:
Different tax rates applicable in different jurisdictions	6,316	136	4,025
Tax valuation allowance	93,243	63,975	46,321
Preferential tax rate difference	(171)	(148)	(154)
Preferential tax deduction and credits	(40,791)	(29,838)	(18,814)
Expenses not deductible for tax purposes	8,886	8,684	3,476
Withholding tax on undistributed earnings of PRC entities	2,492	3,153	3,962
Others	(2,538)	1,553	(2,681)
Income tax (benefit)/expense	(283)	11,918	4,829

Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2022	2021

	(in US$’000)
Deferred tax assets
Cumulative tax losses	264,751	186,832
Others	15,254	12,269
Total deferred tax assets	280,005	199,101
Less: Valuation allowance	(264,639)	(189,700)
Deferred tax assets	15,366	9,401
Deferred tax liabilities
Undistributed earnings from PRC entities	2,686	2,720
Others	24	45
Deferred tax liabilities	2,710	2,765

Schedule of movements in deferred tax assets and liabilities

	2022	2021	2020

	(in US$’000)
As at January 1	6,636	(3,548)	(2,343)
Utilization of previously recognized withholding tax on undistributed earnings	2,186	5,148	2,323
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(2,492)	(3,153)	(3,962)
Deferred tax on amortization of intangible assets	19	19	18
Deferred tax on temporary differences, tax loss carried forward and research tax credits	6,036	7,852	663
Divestment of an equity investee	—	370	—
Exchange differences	271	(52)	(247)
As at December 31	12,656	6,636	(3,548)

Summary of cumulative tax loss carryforwards

	December 31,
	2022	2021

	(in US$’000)
No expiry date	71,325	60,450
2022	—	200
2023	—	—
2024	3,763	4,099
2025	36,098	39,321
2026	48,150	52,452
2027	61,808	67,217
2028	107,297	117,376
2029	175,853	191,554
2030	243,918	265,696
2031	389,761	432,278
2032	610,800	—
	1,748,773	1,230,643

Summary of changes in deferred tax valuation allowance

	2022	2021	2020

	(in US$’000)
As at January 1	189,700	122,378	69,399
Charged to consolidated statements of operations	93,243	63,975	46,321
Utilization of previously unrecognized tax losses	(1)	(186)	(114)
Write-off of tax losses	(125)	—	—
Others	—	(9)	—
Exchange differences	(18,178)	3,542	6,772
As at December 31	264,639	189,700	122,378

Schedule of income tax payable

	2022	2021	2020

	(in US$’000)
As at January 1	15,546	1,120	1,828
Current tax	3,280	16,636	1,548
Withholding tax upon dividend declaration from PRC entities	2,186	5,148	2,323
Tax paid (note)	(18,891)	(5,014)	(5,940)
Reclassification from non-current withholding tax	—	—	812
Reclassification (from)/to prepaid tax	(241)	25	485
Divestment of an equity investee (Note 22)	—	(2,644)	—
Exchange difference	(768)	275	64
As at December 31	1,112	15,546	1,120

Note: The amount for 2022 includes US$14.4 million capital gain tax paid for gain on divestment of HBYS (Note 22). The amount for 2020 is net of the PRC Enterprise Income Tax refund of US$0.4 million received by HSPL.